Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,710,499.99

Principal:
Principal Collections	$16,419,942.28
Prepayments in Full	$9,220,584.35
Liquidation Proceeds	$546,059.92
Recoveries	$71,639.63
Sub Total	$26,258,226.18
Collections	$27,968,726.17

Purchase Amounts:
Purchase Amounts Related to Principal	$495,075.03
Purchase Amounts Related to Interest	$2,018.14
Sub Total	$497,093.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,465,819.34

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$28,465,819.34
Servicing Fee	$442,021.07	$442,021.07	$0.00	$0.00	$28,023,798.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,023,798.27
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,023,798.27
Interest - Class A-3 Notes	$151,126.53	$151,126.53	$0.00	$0.00	$27,872,671.74
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$27,618,765.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,618,765.74
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$27,532,384.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,532,384.57
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$27,469,574.82
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,469,574.82
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$27,388,851.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,388,851.82
Regular Principal Payment	$23,943,255.85	$23,943,255.85	$0.00	$0.00	$3,445,595.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,445,595.97
Residuel Released to Depositor	$0.00	$3,445,595.97	$0.00	$0.00	$0.00
Total		$28,465,819.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,943,255.85
Total					$23,943,255.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,943,255.85	$50.58	$151,126.53	$0.32	$24,094,382.38	$50.90
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$23,943,255.85	$17.25	$634,946.45	$0.46	$24,578,202.30	$17.71

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$185,052,895.73	0.3909018	$161,109,639.88	0.3403245
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$473,122,895.73	0.3409231	$449,179,639.88	0.3236701

Pool Information
Weighted Average APR	4.121%	4.130%
Weighted Average Remaining Term	35.11	34.35
Number of Receivables Outstanding	39,077	37,751
Pool Balance	$530,425,282.83	$503,329,472.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$473,122,895.73	$449,179,639.88
Pool Factor	0.3448064	0.3271926

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$54,149,832.15
Targeted Overcollateralization Amount	$54,149,832.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,149,832.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		138	$414,149.22
(Recoveries)		129	$71,639.63
Net Losses for Current Collection Period			$342,509.59
Cumulative Net Losses Last Collection Period			$9,344,578.43
Cumulative Net Losses for all Collection Periods			$9,687,088.02

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.77%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.09%	684	$10,530,067.26
61-90 Days Delinquent	0.21%	73	$1,050,559.14
91-120 Days Delinquent	0.07%	22	$366,977.35
Over 120 Days Delinquent	0.25%	82	$1,261,529.93
Total Delinquent Receivables	2.62%	861	$13,209,133.68

Repossession Inventory:
Repossessed in the Current Collection Period		35	$552,877.01
Total Repossessed Inventory		51	$873,591.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4535%
Preceding Collection Period			0.6764%
Current Collection Period			0.7952%
Three Month Average			0.6417%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4561%
Preceding Collection Period			0.4402%
Current Collection Period			0.4689%
Three Month Average			0.4550%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer